Related parties (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020
Related Parties
Assets	R$ 185		R$ 162	R$ 16
Liability	7,099		R$ 6,427
Expense	R$ 62	R$ 20